OTHER RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2020
Other Receivables Tables Abstract
Schedule of Other Receivables

	December 31,	June 30,	June 30,
	2019	2020	2020
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Withholding social insurance	6	6	1
Input value-added tax	—	5	1
Staff advances	13	13	2
Deposit	20	27	4
	39	51	8